CASH AND BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2022
CASH AND BORROWINGS
Schedule of net debt

	2022	2021
	$ million	$ million
Bank overdrafts, borrowings and loans due within one year	111	435
Long-term bank borrowings	–	554
Corporate bond	1,510	993
Private placement notes	1,055	1,160
Borrowings	2,676	3,142
Cash at bank	(350)	(1,290)
Credit balance on derivatives – interest rate swaps	13	–
Net debt	2,339	1,852
Non-current lease liabilities	147	141
Current lease liabilities	49	56
Net debt including lease liabilities	2,535	2,049

Schedule of borrowings repayable

	Within	Between	Between	Between	Between
	one year or	one and	two and	three and	four and	After
	on demand	two years	three years	four years	five years	five years	Total
	$ million	$ million	$ million	$ million	$ million	$ million	$ million
At 31 December 2022
Bank overdrafts	6	–	–	–	–	–	6
Corporate bond	–	–	–	–	–	1,510	1,510
Private placement notes	105	430	–	75	140	410	1,160
Lease liabilities[1]	49	42	32	24	18	45	210
	160	472	32	99	158	1,965	2,886
At 31 December 2021
Bank loans	305	554	–	–	–	–	859
Bank overdrafts	5	–	–	–	–	–	5
Corporate bond	–	–	–	–	–	993	993
Private placement notes	125	105	430	–	75	550	1,285
Lease liabilities[1]	56	33	33	23	18	47	210
	491	692	463	23	93	1,590	3,352

1	The lease liabilities presented above of $210m (2021: $210m) are on an undiscounted basis. The lease liabilities on a discounted basis, as outlined above, are $196m (2021: $197m).

Schedule of committed facility

Facility	Date due
$105 million 3.26% Senior Notes	November 2023
$100 million 3.89% Senior Notes	January 2024
$305 million 3.36% Senior Notes	November 2024
$25 million Floating Rate Senior Notes	November 2024
$1.0 billion syndicated revolving credit facility	June 2025
$75 million 3.99% Senior Notes	January 2026
$140 million 2.83% Senior Notes	June 2027
$60 million 2.90% Senior Notes	June 2028
$100 million 2.97% Senior Notes	June 2029
€500 million 4.565% EUR Corporate Bond	October 2029
$95 million 2.99% Senior Notes	June 2030
$1.0 billion 2.032% USD Corporate Bond	October 2030
$155 million 3.09% Senior Notes	June 2032

Schedule of year end financial liabilities by contractual maturity

	Within one	Between	Between
	year or on	one and	two and	After
	demand	two years	five years	five years	Total
	$ million	$ million	$ million	$ million	$ million
At 31 December 2022
Non-derivative financial liabilities:
Bank overdrafts and loans	6	–	–	–	6
Corporate bond	37	37	111	1,620	1,805
Trade and other payables	1,029	–	–	–	1,029
Private placement notes	143	461	265	444	1,313
Acquisition consideration	26	31	39	–	96
Derivative financial instruments:
Currency swaps/forward foreign exchange contracts – outflow	2,598	–	–	–	2,598
Currency swaps/forward foreign exchange contracts – inflow	(2,601)	–	–	–	(2,601)
	1,238	529	415	2,064	4,246
At 31 December 2021
Non-derivative financial liabilities:
Bank overdrafts and loans	310	554	–	–	864
Corporate bond	20	20	61	1,077	1,178
Trade and other payables	1,043	–	–	–	1,043
Private placement notes	165	142	574	599	1,480
Acquisition consideration	35	19	42	–	96
Derivative financial instruments:
Currency swaps/forward foreign exchange contracts – outflow	2,322	–	–	–	2,322
Currency swaps/forward foreign exchange contracts – inflow	(2,342)	–	–	–	(2,342)
	1,553	735	677	1,676	4,641